Consolidated Statements Of Income - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Operating Revenues
Service	$ 148,884	$ 131,677	$ 118,437
Equipment	14,902	15,124	14,010
Total operating revenues	163,786	146,801	132,447
Operating Expenses
Equipment	18,757	19,268	18,946
Broadcast, programming and operations	19,851	11,996	4,075
Other cost of services (exclusive of depreciation and amortization shown separately below)	38,276	35,782	37,124
Selling, general and administrative	36,347	32,919	39,697
Asset abandonments and impairments	361	35	2,120
Depreciation and amortization	25,847	22,016	18,273
Total operating expenses	139,439	122,016	120,235
Operating Income	24,347	24,785	12,212
Other Income (Expense)
Interest expense	(4,910)	(4,120)	(3,613)
Equity in net income of affiliates	98	79	175
Other income (expense) - net	277	(52)	1,581
Total other income (expense)	(4,535)	(4,093)	(1,857)
Income Before Income Taxes	19,812	20,692	10,355
Income tax expense	6,479	7,005	3,619
Net Income	13,333	13,687	6,736
Less: Net Income Attributable to Noncontrolling Interest	(357)	(342)	(294)
Net Income Attributable to AT&T	$ 12,976	$ 13,345	$ 6,442
Basic Earnings Per Share Attributable to AT&T	$ 2.1	$ 2.37	$ 1.24
Diluted Earnings Per Share Attributable to AT&T	$ 2.1	$ 2.37	$ 1.24